Financial Information by Segment & Geographic Area (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of the Relative Size of Revenue Recognized in each Reportable Segment	The following table shows the relative size of the revenue recognized in each of the Company’s reportable segment:

	2018	2017	2016
Rubber	65%	64%	63%
Specialty	35%	36%	37%

Schedule of Segment Information
Segment reconciliation for the years ended December 31, 2018, 2017 and 2016:

	Rubber	Specialties	Corporate and other	Total segments
	(In thousands)
2018
Revenues from external customers	$1,032,818	$545,385	$—	$1,578,203
Equity in earnings of affiliated companies	591	—	—	591
Income from operations before income taxes and finance costs	87,169	108,226	910	196,305
Depreciation amortization and impairment of intangible assets and property, plant and equipment	57,127	41,029		98,156
Adjusted EBITDA	144,887	149,255		294,142
Assets	685,243	436,337	151,442	1,273,022
Total expenditures for additions to long-lived assets	67,885	43,171	—	111,057
2017
Revenues from external customers	$849,410	$478,887	$—	$1,328,297
Equity in earnings of affiliated companies	547	—	—	547
Income from operations before income taxes and finance costs	50,540	107,535	(20,204)	137,871
Depreciation amortization and impairment of intangible assets and property, plant and equipment	60,403	37,953	—	98,356
Adjusted EBITDA	111,490	145,488		256,978
Assets	610,782	357,492	196,092	1,164,366
Total expenditures for additions to long-lived assets	52,584	46,397	—	98,981
2016
Revenues from external customers	$712,271	$427,020	$—	$1,139,291
Equity in earnings of affiliated companies	462	—	—	462
Income from operations before income taxes and finance costs	29,833	119,282	(32,301)	116,814
Depreciation amortization and impairment of intangible assets and property, plant and equipment	64,933	32,212	—	97,145
Adjusted EBITDA	95,228	151,494		246,722
Assets	520,262	320,710	214,556	1,055,528
Total expenditures for additions to long-lived assets	47,393	18,903	—	66,296
Income from operations before income taxes and finance costs of the segment 'Corporate and other' comprises the following:

	2018	2017	2016
	(In thousands)
Restructuring expenses/(income)	(24,633)	6,492	19,758
Consulting fees related to Group strategy	4,804	2,807	2,837
Long Term Incentive Plan	13,919	8,835	3,958
Other non-operating	5,000	2,070	5,748
Expenses/(income) from operations before income taxes and finance costs	$(910)	$20,204	$32,301

Schedule of Geographic Information

Long-lived tangible assets(1)	December 31
	2018	2017
	(In thousands)
Germany	$104,823	$81,193
Sweden	26,351	18,559
Italy	29,586	24,822
Poland	12,964	14,001
Rest of Europe(2)	5,815	65
Subtotal Europe	179,539	138,640
United States	139,929	133,463
South Korea	115,036	137,237
South Africa	16,894	18,562
Brazil	21,395	24,765
China	10,719	9,434
Other	22	28
Total	$483,534	$462,129
(1) Long-lived assets include property. plant and equipment, net.
(2) Only a holding company is located in Luxembourg, accordingly no revenue is generated in the country of domicile.
Geographic information

Revenues	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Germany	$628,709	$524,065	$440,988
United States	401,935	330,424	302,103
South Korea	279,016	246,551	220,753
Brazil	95,611	80,143	60,994
China	75,638	64,645	45,318
South Africa	56,373	46,844	36,853
Other	24,293	23,129	23,540
Rest of Europe(1)	16,628	12,496	8,742
Total	$1,578,203	$1,328,297	$1,139,291
(1) Only a holding company is located in Luxembourg, accordingly no revenue is generated in the country of domicile.